Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
INVESCO V.I. Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that Invesco Advisers, Inc. (Invesco or the Adviser) believes will decrease the volatility level of the Fund’s annual returns.

The Fund may invest in securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments, including, dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash). The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depository receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Adviser also employs a risk management process intended to manage the volatility level of the Fund’s annual returns. The Adviser may sell exchange-traded futures contracts to target a maximum annual volatility level for the Fund’s returns of approximately 10%. The Adviser may sell futures contracts as often as daily to lower the Fund’s expected volatility level but does not expect to sell futures contracts when the Fund’s volatility level is within the target range. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target maximum annual level. The Fund’s target maximum annual volatility level of 10% is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when it has reached the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

		In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There is no guarantee that the portfolio manager’s stock selection process will produce lower volatility than the broader markets in which the Fund invests. In addition, the Fund’s investment strategy to seek lower volatility over a full market cycle may cause the Fund to underperform the broader markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.

Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.

Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that the Fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate the Fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level.

Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Warrants may also be illiquid.

		Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. For periods prior to April 30, 2014, performance shown is that of the Fund using its previous utilities-related strategy. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.

All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.

		The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. For periods prior to April 30, 2014, performance shown is that of the Fund using its previous utilities-related strategy. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 11.73% Worst Quarter (ended December 31, 2018): -11.75%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
INVESCO V.I. Managed Volatility Fund | Series I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	$ 1,328
2010	rr_AnnualReturn2010	6.30%
2011	rr_AnnualReturn2011	16.45%
2012	rr_AnnualReturn2012	3.61%
2013	rr_AnnualReturn2013	10.76%
2014	rr_AnnualReturn2014	20.57%
2015	rr_AnnualReturn2015	(2.15%)
2016	rr_AnnualReturn2016	10.61%
2017	rr_AnnualReturn2017	10.56%
2018	rr_AnnualReturn2018	(11.00%)
2019	rr_AnnualReturn2019	18.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
1 Year	rr_AverageAnnualReturnYear01	18.58%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1994
INVESCO V.I. Managed Volatility Fund | Series II shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	733
10 Years	rr_ExpenseExampleYear10	$ 1,612
1 Year	rr_AverageAnnualReturnYear01	18.30%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
INVESCO V.I. Managed Volatility Fund | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
INVESCO V.I. Managed Volatility Fund | Bloomberg Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	3.96%
INVESCO V.I. Managed Volatility Fund | Lipper VUF Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.66%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	8.22%

[1]	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.